Accounts receivable (Tables)	6 Months Ended
Mar. 31, 2020
Accounts receivable
Schedule of accounts receivable

	March 31,	September 30,
	2020	2019
	(Unaudited)
Accounts receivable - third parties	$9,026,526	$13,824,937
Accounts receivable - related party	8,582	2,654
Accounts receivable	$9,035,108	$13,827,591